Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net loss	$ (3,058,461)	$ (1,428,066)	$ (4,253,617)	$ (1,554,619)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of fixed assets	(28,362)
Shares issued for interest	20,959		253,000	47,000
Depreciation and amortization	169,189	$ 94,468	249,703	180,688
Changes in assets and liabilities
Increase in deferred rents	315,402	$ 115,237	648,979	$ 159,894
Decrease in prepaid expense	3,164		(9,362)
(Increase) in deposits	(13,341)	$ (872)	(14,991)	$ (14,267)
Decrease in inventory	51,714	105,412	13,009	(90,548)
Increase (decrease) in accounts payable and accrued liabilities	270,651	(117,584)	639,726	130,065
(Increase) decrease in accounts receivable	(60,656)	2,200	(13,425)	39,932
Net cash used in operating activities	(2,329,741)	(1,229,205)	(2,486,978)	(1,101,855)
Cash Flows from investing
Purchase of fixed assets	(108,428)	$ (162,676)	(420,303)	$ (110,677)
Proceeds from sale of fixed assets	60,000
Investment in tenant improvements	(334,940)	$ (105,605)	(479,386)
Net cash used in investing activities	(383,368)	(268,281)	(899,689)	$ (110,677)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	2,353,000	1,601,112	3,251,112	1,500,000
Dividends paid to shareholders	(369,713)	$ (171,034)	(474,233)	$ (113,042)
Proceeds from notes payable	$ 1,050,000		500,000
Proceeds from related party debts		$ 52,000	52,000	$ 37,000
Principal payments on capital leases	$ (26,641)	(14,802)	(34,708)	(19,245)
Net cash from financing activities	3,006,646	1,467,276	3,294,171	1,404,713
Net increase (decrease) in cash	293,537	(30,210)	(92,496)	192,181
Beginning cash balance	157,692	250,188	250,188	58,007
Ending cash balance	451,229	219,978	157,692	250,188
Supplemental disclosure of cash flow information
Cash paid for interest	$ 62,431	$ 23,269	$ 49,617	$ 73,485
Cash paid for tax
Non-Cash investing and financing transactions
Debt settled with shares	$ (1,000,000)		$ 253,000	$ 47,000
Shares issued to settle dividends payable	$ (74,686)